Segment Reporting, Geographic and Significant Customer Information - Schedule of Sets Forth Reporting Property and Equipment Information (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Sets Forth Reporting Property and Equipment Information [Line Items]
Total	$ 993	$ 1,252
Israel [Member]
Schedule of Sets Forth Reporting Property and Equipment Information [Line Items]
Total	821	933
United States [Member]
Schedule of Sets Forth Reporting Property and Equipment Information [Line Items]
Total	$ 171	$ 319